Significant Events during the Reporting Period (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 09, 2024	Feb. 26, 2024	Jan. 31, 2024	Nov. 17, 2022	Nov. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Jun. 25, 2023	Feb. 23, 2023
Significant Events During the Reporting Period [Line Items]
Interest percentage									49.00%
Cash						$ 4,540,000	$ 4,540,000	$ 689,000
Deferred cash payments									$ 489,330,000
Share capital percentage			51.00%	9.33%
Fee expense					$ 10,000	20,000
Bonus amount						51,000
Management services expenses	$ 7,000	$ 10				220,000
Mutual share exchange amount						$ 288,238,000
Acquired ordinary shares (in Shares)						35,345
Aggregate value						$ 288,238,000
Ownership percentage						4.99%
Listed share price (in Dollars per share)						$ 3.05
Loss on investment						$ 180,000
NewCo Inc. [Member]
Significant Events During the Reporting Period [Line Items]
Cash									$ 2,500,000
Jeffs’ Brands [Member]
Significant Events During the Reporting Period [Line Items]
Acquired ordinary shares (in Shares)						13,858
Adjusted amount of aggregate value						$ 300,000,000